Convertible Notes Payable	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Convertible Notes Payable

9. Convertible Notes Payable

Convertible notes payable consists of the following (in thousands):

	MATURITY DATE	DECEMBER 31
		2013	2012
Convertible notes (March 2012 Convertible Notes) bearing interest at 10.00% per annum issued in March and April 2012. The convertible notes were converted to common stock in August 2013	September 2013	$—	$20,204
Convertible note (October 2012 Convertible Note) bearing interest at 10.00% per annum issued in October 2012. The convertible note was converted to common stock in August 2013	September 2013	—	2,314

Convertible notes payable, current portion		—	22,518
Convertible note (October 2012 Subordinated Convertible Note) bearing interest at 12.00% per annum issued in October 2012. The convertible note was converted to common stock in August 2013	October 2015	—	2,797
Convertible note (December 2012 Convertible Note) bearing interest at 10.00% per annum issued in December 2012. The convertible note was converted to common stock in August 2013	October 2015	—	16,545
Convertible notes (First May 2013 Convertible Notes) bearing interest at 10.00% per annum issued in May 2013. The convertible notes were converted to common stock in August 2013	May 2016	—	—
Convertible note (Second May 2013 Convertible Note) bearing interest at 10.00% per annum issued in May 2013. The convertible note was converted to common stock in August 2013	May 2016	—	—

Total convertible notes payable		$—	$41,860

March 2012 and October 2012 Convertible Notes

During March 2012 through April 2012, the Company issued and sold in a series of closings $8,076,000 of convertible notes (March 2012 Convertible Notes) to existing preferred stockholders. During October 2012, the Company issued an additional $1,000,000 convertible note (October 2012 Convertible Note) to another existing preferred stockholder. Collectively, the March 2012 Convertible Notes and the October 2012 Convertible Note are referred to as the “March and October 2012 Convertible Notes,” and they accrued interest at 10% per annum. The principal and accrued interest then outstanding under the March and October 2012 Convertible Notes (Outstanding Balance) would mature on September 30, 2013 (Maturity Date) or earlier, at which time all such Outstanding Balance would automatically convert into a new series of preferred stock to be authorized immediately prior to the Maturity Date.

Under the terms of the notes, if the Company closed an initial public offering in which the Company received gross cash proceeds, before underwriting discounts, commissions and fees, of at least $30,000,000 (a Qualified IPO) or a sale of substantially all of the Company’s assets or a series of transactions that result in the transfer of more than 50% of the Company’s outstanding voting power (an Acquisition), the Outstanding Balance of the March 2012 Convertible Notes would automatically convert into shares of the Company’s common stock at a rate of 70% of the per share price of the Company’s common stock sold in the Qualified IPO or the Acquisition. In the event of a Qualified IPO or Acquisition, the Outstanding Balance of the October 2012 Convertible Note would automatically convert into shares of the Company’s common stock at a rate of 80% of the per share price of the Company’s common stock sold in the Qualified IPO or the Acquisition. Upon the closing of the IPO on August 7, 2013, all outstanding principal and accrued interest of the March and October 2012 Convertible Notes converted into shares of the Company’s common stock at a rate of 70% and 80% of the per share price, respectively (See Note 20).

Alternatively, the Outstanding Balance would have been automatically converted into other new securities, as follows, if prior to closing the Qualified IPO or the Acquisition, the Company had closed an equity financing for an aggregate consideration of at least $5,000,000 (a Qualified Equity Financing). If prior to closing the Qualified IPO or the Acquisition, the Company had closed a Qualified Equity Financing, the Outstanding Balance of the March 2012 Convertible Notes would have converted into the equity securities issued in the equity financing at 80% of the purchase price of such securities. In the event of a Qualified Equity Financing, the Outstanding Balance of the October 2012 Convertible Note would have converted into the equity securities issued in the equity financing at 85% of the purchase price of such securities.

On the issuance date and at each reporting date prior to the conversion, the Company assessed the probability of the potential conversion scenarios under the terms of the March and October 2012 Convertible Notes and determined that the predominant settlement feature of the March and October 2012 Convertible Notes would have been the conversion of the March and October 2012 Convertible Notes into shares of the Company’s common stock issuable at a 30% or 20% discount to the per share price payable in connection with the completion of the Qualified IPO or Acquisition during the term of the arrangement. As the predominant settlement feature of the March and October 2012 Convertible Notes was to settle a fixed monetary amount in a variable number of shares, the March and October 2012 Convertible Notes fell within the scope of ASC 480. Accordingly, the March and October 2012 Convertible Notes were recorded at estimated fair value on their respective issuance dates and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. As a result of the IPO, the number of shares to be issued became known and the Company estimated the fair value of the convertible notes immediately prior to the conversion using the intrinsic method based on the IPO price of $12.00 per share.

The Company estimated the fair value of the March and October 2012 Convertible Notes as of the issuance dates to be $9,343,000 and $1,772,000, respectively. As the Company received total cash proceeds of $9,076,000 through the issuance of the March and October 2012 Convertible Notes, the Company determined that $2,039,000 of the excess of the estimated fair value of the March and October 2012 Convertible Notes on the issuance dates over cash proceeds to the Company represented a deemed dividend to preferred stockholders, and this amount was reflected in the net loss attributable to common stockholders for the year ended December 31, 2012 in the Company’s consolidated statements of operations.

As of December 31, 2012 and immediately prior to the closing of the IPO on August 7, 2013, the estimated fair value of the March and October 2012 Convertible Notes was $22,518,000 and $14,599,000, respectively. Between December 31, 2012 and August 7, 2013, the estimated fair value of the March and October 2012 Convertible Notes decreased by $8,516,000, which was recognized as additional income in change in estimated fair value of financial instruments in the Company’s consolidated statements of operations for the year ended December 31, 2013.

For the year ended December 31, 2012, due to changes in the probability and timing of the completion of a Qualified IPO or an Acquisition between the dates of issuance and December 31, 2012, the estimated fair value of the March and October 2012 Convertible Notes increased by $10,721,000, which was recognized as additional expense in change in estimated fair value of financial instruments in the Company’s consolidated statements of operations for the year ended December 31, 2012.

As discussed above, the Company was not required to pay interest on the March and October 2012 Convertible Notes, but interest accrued as part of the principal balance under the March and October 2012 Convertible Notes and was converted, along with the initial principal, into common stock upon closing of the IPO in August 2013.

October 2012 Subordinated Convertible Note

On October 16, 2012, the Company borrowed $2,500,000 pursuant to a convertible note (October 2012 Subordinated Convertible Note) from a lender. The October 2012 Subordinated Convertible Note had an initial term of three years. During the initial three-year term, the October 2012 Subordinated Convertible Note accrued interest at 12% per annum.

In April 2013, the Company entered an amendment to convert $1,250,000 of the outstanding principal balance of the October 2012 Subordinated Convertible Note to the April 2013 Junior Secured Promissory Notes, as defined and further discussed in Note 8. The accrued interest of $74,000 for the partially converted October 2012 Subordinated Convertible Note as of the Conversion Date was to be repaid or converted on the applicable maturity date of the October 2012 Subordinated Convertible Note. The Company accounted for the conversion as an extinguishment of debt in accordance with ASC 470-50-40 and derecognized the $1,360,000 fair value of the October 2012 Subordinated Convertible Note and recorded a $49,000 gain on extinguishment of debt which was reflected in the Company’s consolidated statements of operations. In addition, the portion of the Agent Fee relating to the converted October 2012 Subordinated Convertible Note that would be due under the terms of the October 2012 Subordinated Convertible Note will be paid under the terms of the October 2012 and April 2013 Junior Secured Promissory Notes. The amount of the unamortized converted Agent Fee on the date of conversion recorded under non-current other liabilities of $48,000 and the amount recorded as a component of current and non-current other assets of $39,000 was written-off and recorded as an adjustment to interest expense (See Note 8).

As part of the terms of the October 2012 Subordinated Convertible Note, the Company was required to pay the Agent Fee of 5% of the funded principal amount to the agent that facilitated the borrowing and provided management of the relationship with the lender and who also facilitated the October 2012 Junior Secured Promissory Notes discussed in Note 8 above. This Agent Fee was payable within 30 days after all interest and principal had been paid. For each year the Company extended the maturity date of the October 2012 Subordinated Convertible Note beyond the initial term, the agent would have received an additional 1% fee based on the funded principal amount. The present value of the unpaid Agent Fee, based on 5% of the funded principal amount, or $87,000, as of the closing date of the October 2012 Subordinated Convertible Note was recorded as both deferred financing costs as a component of current and non-current other assets and non-current other liabilities. The amortization of the deferred financing costs and the accretion of the Agent Fee were being amortized to interest expense over the term of the arrangement. As of December 31, 2013, the Agent Fee was fully amortized and paid. As of December 31, 2012, $89,000 of the Agent Fee, including the effect of the amendment of the October 2012 Subordinated Convertible Note discussed above, was recorded in current and non-current other liabilities, respectively. In addition, the Company incurred an additional $22,000 in financing-related costs, primarily legal fees. These costs were recorded as deferred financing costs as a component of current and non-current other assets and were amortized to interest expense over the term of the arrangement. As of December 31, 2013, these deferred financing costs were fully amortized.

Under the terms of the note, if the Company closed a Qualified IPO or an Acquisition, the October 2012 Subordinated Convertible Note and any accrued interest would automatically convert into shares of the Company’s common stock at a rate of 85% of the purchase price of common stock sold, provided the closing occurred on or prior to eighteen months from the issuance date of the October 2012 Subordinated Convertible Note. The conversion rate would have adjusted to 80% of the purchase price of such securities, if the closing had occurred on or after eighteen months from the issuance date of the October 2012 Subordinated Convertible Note through the date of maturity. Upon the closing of the IPO in August 2013, all outstanding principal and accrued interest of the October 2012 Subordinated Convertible Note were converted into shares of the Company’s common stock at a rate of 85% of the per share price (See Note 20).

On the issuance date and at each reporting date prior to the conversion, the Company assessed the probability of potential conversion under its terms of the October 2012 Subordinated Convertible Note and determined that the predominate settlement feature of the October 2012 Subordinated Convertible Note would have been the conversion of the October 2012 Subordinated Convertible Note into shares of the Company’s common stock issuable at a 15% or 20% discount to the per share price payable upon the completion of a Qualified IPO, an Acquisition, or Qualified Equity Financing. As the predominant settlement feature of the October 2012 Subordinated Convertible Note was to settle a fixed monetary amount into a variable number of shares, the October 2012 Subordinated Convertible Note fell within the scope of ASC 480. Accordingly, the October 2012 Subordinated Convertible Note was recorded at estimated fair value on its issuance date and was adjusted to its estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. As a result of the IPO, the number of shares to be issued became known and the Company estimated the fair value of the convertible notes immediately prior to the conversion using the intrinsic method based on the IPO price of $12.00 per share.

The Company estimated the fair value of the October 2012 Subordinated Convertible Note as of the issuance date to be $2,662,000. As the Company received cash proceeds of $2,500,000 through the issuance of the October 2012 Subordinated Convertible Note, $162,000 of the excess of the estimated fair value of the October 2012 Subordinated Convertible Note on the issuance date over cash proceeds was recorded as additional interest expense for the year ended December 31, 2012 in the Company’s consolidated statements of operations.

As of December 31, 2012, the principal balance and the estimated fair value of the October 2012 Subordinated Convertible Note was $2,500,000 and $2,797,000, respectively. Immediately prior to the closing of the IPO in August 2013, the principal balance and the estimated fair value of the October 2012 Subordinated Convertible Note was $1,250,000 and $1,703,000, respectively. Between December 31, 2012 and August 7, 2013, the estimated fair value of the October 2012 Subordinated Convertible Note increased by $133,000, which was recognized as additional expense in change in estimated fair value of financial instruments in the Company’s consolidated statements of operations for the year ended December 31, 2013.

December 2012 Convertible Note

On December 6, 2012, the Company borrowed $12,500,000 pursuant to a convertible note (December 2012 Convertible Note) from an existing preferred stockholder that also is an affiliate of one of the Company’s distributors. The December 2012 Convertible Note had an initial maturity date of October 16, 2015. During the initial approximately three-year (two-year and ten-month) term, the December 2012 Convertible Note accrued interest at 10% per annum.

Under the terms of the note, the December 2012 Convertible Note could not have been pre-paid unless such prepayment was mandated by a sale event. A sale event as defined in the agreement was the transfer of substantially all of the Company’s assets, a transaction or series of transactions that result in the transfer of more than 50% voting power of the Company, or transactions that result in gross proceeds of at least $120,000,000 (Sale Event). In the case of a Sale Event, the holder could have elected to either convert all outstanding principal and accrued interest into shares of common stock in accordance with the conversion terms of this agreement or receive cash equal to the principal and accrued interest then outstanding multiplied by 133.33% if the Sale Event occurred prior to or as of June 30, 2013 or multiplied by 142.86% if the Sale Event occurred after June 30, 2013.

Under the terms of the note, a Qualified Financing meant an equity financing for which the gross proceeds were at least $20,000,000 and at least 50% of the amount invested comes from sources other than holders of the Company’s equity, strategic investors, or affiliates (Qualified Financing). In the event of a Qualified Financing, all outstanding principal and unpaid interest on the December 2012 Convertible Note would automatically convert into new securities issued and sold in such qualified financing at a rate of 75% of the purchase price of such new securities provided the closing occurred on or prior to June 30, 2013. The conversion rate would adjust to 70% of the purchase price of such new securities, if the closing occurred after June 30, 2013. Upon the closing of the IPO on August 7, 2013, all outstanding principal and accrued interest of the December 2012 Convertible Note was converted into shares of the Company’s common stock at a rate of 70% of the per share price (See Note 20).

In the event of a non-qualified financing (Non-Qualified Financing) or the Sale Event, the holder of the December 2012 Convertible Note would have had the right, but not the obligation, to convert all or a part of the outstanding principal and unpaid interest on the December 2012 Convertible Note into the same type of securities issued in the Non-Qualified Financing. A Non-Qualified Financing included either a convertible note financing or an equity transaction that did not qualify as a Qualified Financing.

If the Non-Qualified Financing related to an equity financing or Sale Event, the number of shares of common stock or common stock equivalents to be received by the holder of the December 2012 Convertible Note would have been calculated by dividing the principal and unpaid accrued interest elected to be converted by the holder by a price per share equal to the price per share paid in the Non-Qualified Financing multiplied by a conversion discount.

If the Non-Qualified Financing related to a debt financing, the December 2012 Convertible Note holder would have received new convertible notes convertible into shares of common stock or common stock equivalents at a per share price equal to the conversion price per share applicable to the other convertible debt issued in the Non-Qualified Financing multiplied by a conversion discount. In each case, if the Non-Qualified Financing had occurred on or before June 30, 2013, the conversion rate would have been equal to 75%, and thereafter the conversion rate would have been equal to 70%.

On the issuance date and at each reporting date prior to the conversion, the Company assessed the probability of the potential conversion scenarios under the terms of the December 2012 Convertible Note and determined that the predominant settlement feature of the December 2012 Convertible Note was the conversion of the December 2012 Convertible Note into shares of the Company’s common stock issuable at a 25% or 30% discount to the per share price payable in connection with the completion of a Qualified Financing or a Sale Event during the term of the arrangement. As the predominant settlement feature of the December 2012 Convertible Note was to settle a fixed monetary amount into a variable number of shares, the December 2012 Convertible Note fell within the scope of ASC 480. Accordingly, the Company determined that the December 2012 Convertible Note should be recorded at estimated fair value on its issuance date and adjusted to its estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. As a result of the IPO, the number of shares to be issued became known and the Company estimated the fair value of the convertible notes immediately prior to the conversion using the intrinsic method based on the IPO price of $12.00 per share.

Following the issuance of the December 2012 Convertible Note, the Company estimated the fair value of the December 2012 Convertible Note as of the issuance date using a PWERM valuation consisting of six scenarios. This valuation included three initial public offering scenarios, two merger scenarios and a sale of the Company’s intellectual property along with the applicable conversion ratios based on the estimated timing of each scenario. Based on this valuation, the Company estimated the fair value of the December 2012 Convertible Note to be $16,355,000 as of the issuance date. As the holder of the December 2012 Convertible Note was an affiliate of one of the Company’s distributors, the $3,855,000 excess of the estimated fair value of the December 2012 Convertible Note on the date of issuance over gross cash proceeds was recorded as a reduction of related party revenues to the extent of revenue recognized from the distributor totaling $245,000 ($110,000 related to license revenues and $135,000 related to product revenues), and the remaining excess of $3,610,000 was recorded separately to an operating expense in accordance with ASC 605-50, Customer Payments and Incentives (ASC 605-50), in the Company’s consolidated statements of operations for the year ended December 31, 2012.

As of December 31, 2012 and immediately prior to conversion on August 7, 2013, the estimated fair value of the December 2012 Convertible Note was $16,545,000 and $19,072,000, respectively. Between December 31, 2012 and August 7, 2013, the estimated fair value of the December 2012 Convertible Note increased by $1,767,000, which was recognized as additional expense in change in estimated fair value of financial instruments in the Company’s consolidated statements of operations for the year ended December 31, 2013.

For the year ended December 31, 2012, due to changes in the probability and timing of the completion of a Qualified IPO or an Acquisition between the dates of issuance and December 31, 2012, the estimated fair value of the December 2012 Convertible Note increased by $100,000, which was recognized as additional expense in change in estimated fair value of financial instruments in the Company’s consolidated statements of operations for the year ended December 31, 2012.

The December 2012 Convertible Note purchase agreement also required the Company to use the proceeds from this note to repay all outstanding obligations under the April 2012 Senior Secured Promissory Note within 35 days of closing as discussed in Note 8.

First and Second May 2013 Convertible Notes

On May 22, 2013, the Company completed the sale of convertible notes under a convertible note purchase agreement in the amount of $3,529,000 in a private placement to 22 investors (First May 2013 Convertible Notes). The First May 2013 Convertible Notes accrued interest at a rate of 10% per annum and would have matured on May 22, 2016.

In addition, on May 28, 2013, the Company completed the sale of a convertible note under a separate convertible note purchase agreement in the amount of $3,000,000 in a private placement (Second May 2013 Convertible Note). The Second May 2013 Convertible Note accrued interest at a rate of 10% per annum and would have matured on May 30, 2016.

Under the terms of the notes, no payments were due under the First and Second May 2013 Convertible Notes until maturity. In an event of a Qualified Financing, all outstanding principal and accrued interest due under the First and Second May 2013 Convertible Notes would automatically convert into the number of shares of the Company’s common stock determined by dividing such unpaid amounts by 70% of the per share price of the Company’s common stock sold in such qualified financing. Upon the closing of the IPO in August 2013, all outstanding principal and accrued interest of the First and Second May 2013 Convertible Notes were converted into shares of the Company’s common stock at a rate of 70% of the per share price (See Note 20).

Alternatively, in the earlier event of a Non-Qualified Financing of equity or debt securities, the First and Second May 2013 Convertible Notes could have been converted, at the option of the holder, into the same type of securities issued in such financing, and in the earlier of a Sale Event, the First and Second May 2013 Convertible Notes would have been either, at the option of the holder, repaid in the amount of the principal and accrued interest then outstanding multiplied by 142.86% or converted at a discount into shares of the Company’s common stock.

If the Qualified Financing, Non-Qualified Financing, or Sale Event had not occurred from the date of issuance of the convertible note through January 14, 2014, the holder of the Second May 2013 Convertible Note would have been able to elect to convert all outstanding principal and accrued interest into a number of shares of common stock determined by dividing this amount by the greater of (i) the per share price into which the Outstanding Balance under the Second May Convertible Note would be converted at their maturity in the event a Qualified Financing had not occurred as of September 30, 2013 or (ii) the purchase price paid per share for the most recent Non-Qualified Financing that occurred prior to a Sale Event, provided such Non-Qualified Financing would have been at least $2,000,000 and at least 50% of the proceeds of such Non-Qualified Financing would have been from persons or entities who were not common stockholders, or common share equivalents or affiliates of the Company.

On the issuance date and at each reporting date prior to the conversion, the Company assessed the probability of potential conversion under its terms of the First and Second May 2013 Convertible Notes and determined that the predominate settlement feature of the First and Second May 2013 Convertible Notes was the conversion of the First and Second May 2013 Convertible Notes into shares of the Company’s common stock issuable at a 30% discount to the per share price payable upon the completion of a Qualified IPO, an Acquisition, or Qualified Equity Financing. As the predominant settlement feature of the First and Second May 2013 Convertible Notes was to settle a fixed monetary amount in a variable number of shares, the First and Second May 2013 Convertible Notes fell within the scope of ASC 480. Accordingly, the First and Second May 2013 Convertible Notes were recorded at estimated fair value on their issuance dates and were adjusted to estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. As a result of the IPO, the number of shares to be issued became known and the Company estimated the fair value of the convertible notes immediately prior to the conversion using the intrinsic method based on the IPO price of $12.00 per share.

The Company estimated the fair value of the First May 2013 Convertible Notes as of the issuance date to be $4,907,000. As the Company received cash proceeds of $3,529,000 through the issuance of the First May 2013 Convertible Notes, the Company determined that $1,378,000 of the excess of the estimated fair value of the First May 2013 Convertible Notes on the issuance date over cash proceeds to the Company represented a deemed dividend to preferred stockholders, and this amount was reflected in the net loss attributable to common stockholders for the year ended December 31, 2013 in the Company’s consolidated statements of operations.

Immediately prior to conversion in connection with the closing of the IPO on August 7, 2013, the estimated fair value of the First May 2013 Convertible Notes was $5,147,000. The estimated fair value of the First May 2013 Convertible Notes increased by $166,000 from the issuance date, which was recognized as additional expense in change in estimated fair value of financial instruments in the Company’s consolidated statements of operations for the year ended December 31, 2013.

The Company estimated the fair value of the Second May 2013 Convertible Note as of the issuance date to be $4,162,000. As the Company received cash proceeds of $3,000,000 through the issuance of the Second May 2013 Convertible Note, $1,162,000 of the excess of the estimated fair value of the Second May 2013 Convertible Note on the issuance date over cash proceeds to the Company was recorded as additional interest expense for the year ended December 31, 2013 in the Company’s consolidated statements of operations.

Immediately prior to conversion in connection with the closing of the IPO on August 7, 2013, the estimated fair value of the Second May 2013 Convertible Note was $4,369,000. The estimated fair value of the Second May 2013 Convertible Note increased by $149,000 from the issuance date, which was recognized as additional expense in change in estimated fair value of financial instruments in the Company’s consolidated statements of operations for the year ended December, 2013.